Accounts and Other Receivables - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
DOE cost share liabilities		$ 0	$ 10,237
Interest receivable		$ 1,021
Subsequent Event
Accounts, Notes, Loans and Financing Receivable [Line Items]
Increased funds obligation	$ 15,000